Deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax
Deferred tax liability	£ 22	£ 23
Deferred tax asset	(1,079)	(1,391)
Net deferred tax asset	(1,057)	(1,368)	£ (1,788)
Bank
Deferred tax
Deferred tax asset	(1,060)	(1,365)
Net deferred tax asset	£ (1,060)	£ (1,365)	£ (1,546)